Segment and Product Information (Tables)	6 Months Ended
Jun. 30, 2015
Segment Reporting [Abstract]
Schedule of Reconciling Information by Reportable Segments

The following tables present Net sales, Income (loss) from continuing operations before income taxes and certain other measures for the reportable segments, reconciled to consolidated total continuing operations, for the periods indicated (in thousands):

	Three months ended June 30, 2015
Reportable segments	Net Sales	Depreciation & Amortization	Interest	Income (loss) from continuing operations before income taxes
Northeast	$68,424	$284	$857	$4,288
Southeast	193,525	800	3,255	5,061
South	169,231	1,641	3,779	2,604
West	—	—	—	—
Total reportable segments	431,180	2,725	7,891	11,953
All other	30,341	905	4,682	(8,586)
Total consolidated	$461,521	$3,630	$12,573	$3,367

	Six months ended June 30, 2015
Reportable segments	Net Sales	Depreciation & Amortization	Interest	Income (loss) from continuing operations before income taxes
Northeast	$111,909	$527	$1,709	$3,637
Southeast	341,002	1,499	6,247	3,334
South	322,287	3,102	7,471	2,946
West	—	—	—	—
Total reportable segments	775,198	5,128	15,427	9,917
All other	57,309	1,654	4,753	(13,516)
Total consolidated	$832,507	$6,782	$20,180	$(3,599)

	Three months ended June 30, 2014
Reportable segments	Net Sales	Depreciation & Amortization	Interest	Income (loss) from continuing operations before income taxes
Northeast	$66,445	$279	$967	$1,962
Southeast	184,247	701	3,109	3,499
South	144,766	426	3,205	2,482
West	—	—	—	—
Total reportable segments	395,458	1,406	7,281	7,943
All other	31,085	634	(777)	2,907
Total consolidated	$426,543	$2,040	$6,504	$10,850

	Six months ended June 30, 2014
Reportable segments	Net Sales	Depreciation & Amortization	Interest	Income (loss) from continuing operations before income taxes
Northeast	$115,843	$563	$1,864	$1,121
Southeast	327,652	1,407	5,893	982
South	269,328	861	6,207	1,841
West	—	—	—	—
Total reportable segments	712,823	2,831	13,964	3,944
All other	59,629	1,191	1,368	3,512
Total consolidated	$772,452	$4,022	$15,332	$7,456

Schedule of Segment Reporting Information by Product Category

The Company’s net sales by product category for the years indicated were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Lumber & lumber sheet goods	$152,991	$155,659	$275,418	$280,286
Windows, doors & millwork	145,073	127,998	266,670	235,495
Manufactured products	103,512	91,694	183,317	162,447
Gypsum, roofing & insulation	13,218	12,396	23,773	22,328
Siding, metal & concrete products	12,338	10,491	22,138	19,188
Other building products & services	34,389	28,305	61,191	52,708
Net sales	$461,521	$426,543	$832,507	$772,452